16 Investments (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
ASSETS		R$ 38,312,550	R$ 35,930,100
Current assets		7,909,196	6,677,846
Noncurrent assets		30,403,354	29,252,254
Current liabilities		5,345,621	6,695,114
Noncurrent liabilities		15,368,717	12,898,772
Equity		17,598,212	16,336,214	R$ 15,510,503	R$ 14,978,142
STATEMENT OF INCOME
Net operating revenues		16,244,274	14,934,780	14,024,573
Operating costs and expenses		(11,760,176)	(11,501,688)	(10,665,890)
Income tax and social contribution		639,326	511,993	274,686
Net income	R$ 2,070,551	2,062,869	1,444,004	1,118,255
Total comprehensive income		1,939,685	1,405,644	1,086,917
Dona Francisca [Member]
Disclosure of associates [line items]
ASSETS		130,883	134,141	138,079
Current assets		13,406	12,493	10,304
Noncurrent assets		117,477	121,648	127,775
LIABILITIES		130,883	134,141	138,079
Current liabilities		4,344	4,231	4,144
Noncurrent liabilities		3,118	3,361	4,443
Equity		123,421	126,549	129,492
STATEMENT OF INCOME
Net operating revenues		70,717	70,716	70,716
Operating costs and expenses		(25,957)	(25,268)	(30,379)
Financial income (expense)		475	366	835
Income tax and social contribution		(2,454)	(2,446)	(2,632)
Net income		42,781	43,368	38,540
Other comprehensive income
Total comprehensive income		R$ 42,781	R$ 43,368	R$ 38,540
Investment interest - %		23.0303%	23.0303%	23.0303%
Investment book value		R$ 28,423	R$ 29,144	R$ 29,821
Foz Do Chopim [Member]
Disclosure of associates [line items]
ASSETS		61,635	106,736	61,163
Current assets		31,054	73,786	21,553
Noncurrent assets		30,581	32,950	39,610
LIABILITIES		61,635	106,736	61,163
Current liabilities		2,354	57,603	1,808
Noncurrent liabilities		25,243	26,133	22,776
Equity		34,038	23,000	36,579
STATEMENT OF INCOME
Net operating revenues		56,929	46,479	40,441
Operating costs and expenses		16,278	(2,020)	(21,124)
Financial income (expense)		621	(638)	809
Income tax and social contribution		(2,346)	(6,880)	(1,547)
Net income		38,926	36,941	18,579
Other comprehensive income
Total comprehensive income		R$ 38,926	R$ 36,941	R$ 18,579
Investment interest - %		35.77%	35.77%	35.77%
Investment book value		R$ 12,175	R$ 8,227	R$ 13,084